Short Term Deposits (Details) - Schedule of short term deposits - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Short Term Deposits Abstract
Bank deposits in U.S.$ and NIS (average annual interest rates 0.7% and 0.6%)	$ 42,334	$ 10,004
Total short-term deposits	$ 42,334	$ 10,004